Offsets	Nov. 02, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 0-11(a)(2) Offset	true
Form or Filing Type	SC TO
File Number	005-93645
Initial Filing Date	Aug. 03, 2026
Fee Offset Claimed	$ 578.01
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 0-11(a)(2) Offset	true
Registrant or Filer Name	Stellus Private Credit BDC
Form or Filing Type	SC TO
File Number	005-93645
Filing Date	Aug. 03, 2026
Fee Paid with Fee Offset Source	$ 578.01